Real Estate Debt Investments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012 loan	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Credit quality indicator
Financing Receivable, Acquired with Deteriorated Credit Quality	$ 264,823,000	$ 1,783,000	$ 3,668,000
Mortgage Loans on Real Estate, Face Amount of Mortgages	2,371,464,000	1,202,908,000	1,085,280,000
Mortgage Loans on Real Estate, Number of Loans with 100 Percent Loan Loss Reserve	4
Real estate debt investments, net (refer to Note 5)	1,832,231,000	1,158,058,000	1,031,078,000	1,710,582,000	1,840,425,000
Loan loss reserve, percentage	100.00%
Mortgage Loans on Real Estate Face Amount of Mortgages with 100 Percent Loan Loss Reserve	36,000,000
First mortgage loans
Credit quality indicator
Financing Receivable, Acquired with Deteriorated Credit Quality	85,887,000	1,783,000	1,783,000
Mortgage Loans on Real Estate, Face Amount of Mortgages	1,578,872,000	101,600,000	109,100,000
Real estate debt investments, net (refer to Note 5)	1,205,313,000		428,633,000
Mezzanine loans
Credit quality indicator
Financing Receivable, Acquired with Deteriorated Credit Quality	157,178,000	0
Mortgage Loans on Real Estate, Face Amount of Mortgages	440,941,000		120,215,000
Real estate debt investments, net (refer to Note 5)	333,064,000		118,081,000
Subordinate interests
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages	121,473,000		246,652,000
Real estate debt investments, net (refer to Note 5)	96,357,000		253,113,000
Term loans
Credit quality indicator
Financing Receivable, Acquired with Deteriorated Credit Quality	21,758,000
Mortgage Loans on Real Estate, Face Amount of Mortgages	105,718,000		234,472,000
Real estate debt investments, net (refer to Note 5)	79,404,000		223,478,000
Credit Tenant Loans and Other Notes [Member]
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages	124,460,000
Real estate debt investments, net (refer to Note 5)	118,093,000
Loans with no loan loss reserve:
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	1,608,864,000	1,156,275,000	1,027,410,000
Loans with no loan loss reserve: | First mortgage loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	1,150,637,000	488,117,000	426,850,000
Loans with no loan loss reserve: | Mezzanine loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	186,131,000	170,447,000	116,196,000
Loans with no loan loss reserve: | Subordinate interests
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	96,357,000	262,006,000	260,886,000
Loans with no loan loss reserve: | Term loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	57,646,000	235,705,000	223,478,000
Loans with no loan loss reserve: | Credit Tenant Loans and Other Notes [Member]
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	118,093,000		0
Other loans with a loan loss reserve/non-accrual status:
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	216,490,000	1,783,000	3,668,000
Other loans with a loan loss reserve/non-accrual status: | First mortgage loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	47,799,000	1,783,000	1,783,000
Other loans with a loan loss reserve/non-accrual status: | Mezzanine loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	146,933,000	0	1,885,000
Other loans with a loan loss reserve/non-accrual status: | Term loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	21,758,000		0
Non-Performing Loans
Credit quality indicator
Real estate debt investments, net (refer to Note 5)	6,877,000		0
Non-Performing Loans | First mortgage loans
Credit quality indicator
Financing Receivable, Acquired with Deteriorated Credit Quality		6,200,000	6,400,000
Real estate debt investments, net (refer to Note 5)	6,877,000		0
Consolidated VIEs
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages		56,555,000	57,320,000
Real estate debt investments, net (refer to Note 5)	1,478,503,000	43,542,000	44,298,000
Consolidated VIEs | First mortgage loans
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages		34,235,000	34,418,000
Real estate debt investments, net (refer to Note 5)		21,248,000	21,431,000
Consolidated VIEs | Mezzanine loans
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages		11,000,000	11,000,000
Real estate debt investments, net (refer to Note 5)		10,974,000	10,965,000
Consolidated VIEs | Subordinate interests
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages		7,444,000
Real estate debt investments, net (refer to Note 5)		7,444,000
Consolidated VIEs | Term loans
Credit quality indicator
Mortgage Loans on Real Estate, Face Amount of Mortgages		3,876,000	4,129,000
Real estate debt investments, net (refer to Note 5)		$ 3,876,000	$ 4,129,000